U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 29, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        Listed Funds Trust (the “Trust”)
1933 Act Registration File No. 333-215588
1940 Act Registration File No. 811-23226
Alpha Intelligent - Large Cap Value ETF (S000074139)
Alpha Intelligent - Large Cap Growth ETF (S000074140)
Alpha Intelligent - Mid Cap Value ETF (S000074141)
Alpha Intelligent - Mid Cap Growth ETF (S000074142)
Alpha Intelligent - Small Cap Value ETF (S000074143)
Alpha Intelligent - Small Cap Growth ETF (S000074144)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated November 29, 2021, and filed electronically as Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A on November 24, 2021.

If you have any questions or require further information, please contact Alia Vasquez at (414) 336-9563 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez
For U.S. Bank Global Fund Services